Shareholder Report, Holdings (Details) - C000167184	Apr. 30, 2026
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	49.50%